- Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Aug. 31, 2017	May 31, 2016	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Additional Information [Line Items]
Impairment of goodwill			$ 0	$ 57	$ 0
Impairment of long-lived assets	$ 11	$ 501	$ 11	$ 501	$ 0
Fiscal Year			365	366	364 days
Liability for uncertain income tax positions, percentage minimum			50.00%
Minimum
Additional Information [Line Items]
Maturity period of long-term investments			1 year
Maximum
Additional Information [Line Items]
Maturity period of cash equivalents			3 months
Maturity period of short-term investments			1 year